Long-Term Debt (Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Secured Debt [Abstract]
Secured contingent payment obligation	$ 37,372	$ 33,057
Secured contingent payment obligation	38,612	37,372	$ 33,057
Unsecured Debt [Member]
Secured Debt [Abstract]
Change in fair value	(843)	57
Unsecured Debt [Abstract]
Unsecured contingent payment obligation	5,691	5,222
Issuance of contingent payment rights		412
Change in fair value	(843)	57
Unsecured contingent payment obligation	4,848	5,691	5,222
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Secured Debt [Abstract]
Change in fair value		57	1,961
Unsecured Debt [Abstract]
Unsecured contingent payment obligation	5,691	5,222
Reclassification of other liabilities			1,003
Issuance of contingent payment rights		412	2,258
Change in fair value		57	1,961
Unsecured contingent payment obligation		5,691	5,222
Contingent Payment Obligation [Member] | Secured Debt [Member]
Secured Debt [Abstract]
Secured contingent payment obligation	37,372	33,057	26,651
Change in fair value	1,240	4,315	6,406
Secured contingent payment obligation	38,612	37,372	33,057
Unsecured Debt [Abstract]
Change in fair value	$ 1,240	$ 4,315	$ 6,406